REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule Of Changes In Advances From Customers
	Year ended December 31,
	2021	2020

Balance, beginning of the period	$2,323	$1,563
New performance obligations	7,539	1,677
Reclassification to revenue as a result of satisfying performance obligation	(8,099)	(917)
Balance, end of the period	$1,763	$2,323